Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
General and administrative costs		$ 2,202,640	$ 61,126
Administrative expenses – related party		61,667	0
Loss from operations		(2,264,307)	(61,126)
Interest income on investments held in the Trust Account		5,868,869	0
Net income (loss)		$ 3,604,562	$ (61,126)
Class A – Public shares
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding (in Shares)		14,215,890	0
Basic and diluted net income (loss) per share:
Basic net income (loss) per share (in Dollars per share)		$ 0.17	$ 0
Diluted net income (loss) per share (in Dollars per share)		$ 0.17	$ 0
Class A – Private placement
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding (in Shares)		298,740	0
Basic and diluted net income (loss) per share:
Basic net income (loss) per share (in Dollars per share)		$ 0.17	$ 0
Diluted net income (loss) per share (in Dollars per share)		$ 0.17	$ 0
Class B – Ordinary shares
Weighted average number of ordinary shares outstanding:
Weighted average number of ordinary shares outstanding (in Shares)	[1]	6,463,562	6,000,000	[2]
Basic and diluted net income (loss) per share:
Basic net income (loss) per share (in Dollars per share)		$ 0.17	$ (0.01)
Diluted net income (loss) per share (in Dollars per share)		$ 0.17	$ (0.01)

[1]	Both periods exclude up to 900,000 Class B ordinary shares subject to surrender if the over-allotment option is not exercised in full or in part by the underwriter. As a result of the full exercise of the underwriter’s over-allotment option on June 27, 2025, the 900,000 Class B ordinary shares are no longer subject to surrender. Also, the number of shares for both periods has been retroactively adjusted to reflect the capitalization of the Company in the form of the issuance of 750,000 and 1,150,000 Class B ordinary shares on June 15, 2025 and June 25, 2025, respectively (See Note 7).
[2]	This number has been retroactively adjusted to reflect the recapitalization of the Company in the form of the cancellation of 9,375,000 Class B ordinary shares on June 6, 2024 (See Note 7).